                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                   811-07358


Exact name of registrant as specified in charter:     Duff & Phelps Utility &
                                                      Corporate Bond Trust Inc.


Address of principal executive offices:               55 East Monroe St
                                                      Suite 3600
                                                      Chicago, IL 60603


Name and address of agent for service:                Alan Meder,
                                                      Chief Financial Officer
                                                      55 East Monroe St.
                                                      Suite  3600
                                                      Chicago, IL 60603

Registrant's telephone number, including area code:   312-541-5555

Date of fiscal year end:                              12/31/04

Date of reporting period:                             9/30/04


Item 1 - Schedule of Investments - [ INSERT SCHEDULE ]

Item 2 - Controls and Procedures

       (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls are sufficient to ensure that information to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified in the Security and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date the report.

       (b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 3 - Exhibits

       (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Attached hereto

               DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)

                                                                                RATINGS
                                                                           -----------------
           PRINCIPAL                                                                STANDARD         MARKET
            AMOUNT                                                                     &             VALUE
             (000)                        DESCRIPTION                      MOODY'S   POOR'S         (NOTE 1)
             -----                        -----------                      -------   ------         --------
                      LONG-TERM INVESTMENTS - 133.2%
                      U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 14.6%
                      Federal National Mortgage Association,
            $   977          8.00%, 10/01/30 ............................    Aaa       AAA        $   1,062,984
              2,287          7.00%, 12/01/31 ............................    Aaa       AAA            2,427,706
                      Government National Mortgage Association
                      Pass -Through Certificates,
                114          7.00%, 3/15/26 .............................    Aaa       AAA              121,781
                440          7.50%, 5/15/26 .............................    Aaa       AAA              474,854
                291          8.00%, 11/15/30 ............................    Aaa       AAA              317,643
                142          8.00%, 2/15/31 .............................    Aaa       AAA              154,636
                      U.S. Treasury Bonds,
             40,000        10.375%, 11/15/12 ............................    Aaa       AAA           48,731,280
                                                                                                  -------------
                      TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                      (cost $51,561,276) ................................                            53,290,884
                                                                                                  -------------
                      CORPORATE BONDS - 114.0%
                      AUTO & TRUCK - 6.7%
             10,000   DaimlerChrysler NA Holdings,
                             7.20%, 9/01/09 .............................     A3       BBB           11,267,420
              7,250   Ford Motor Company,
                            9.215%, 9/15/21 .............................    Baa1      BBB-           8,230,838
              5,000   General Motors Corporation,
                             8.10%, 6/15/24 .............................    Baa1      BBB            5,225,020
                                                                                                  -------------
                                                                                                     24,723,278
                                                                                                  -------------
                      BROADCASTING & PUBLISHING - 2.0%
              6,550   Continental Cablevision, Inc.,
                             9.50%, 8/01/13 .............................    Baa3     BBB             7,174,280
                                                                                                  -------------
                      FINANCIAL - 30.1%
              7,000   Countrywide Capital I,
                             8.00%, 12/15/26 ............................    Baa1     BBB+            7,560,875
                      John Deere Capital Corp.,
              5,000         3.125%, 12/15/05 ............................     A3       A-             5,022,465
              5,000         5.125%, 10/19/06 ............................     A3       A-             5,204,405
             13,000   Ford Motor Credit Company,
                             7.60%, 8/01/05 .............................     A3      BBB-           13,502,203
              5,000   General Motors Acceptance Corporation,
                             7.75%, 1/19/10 .............................     A3      BBB             5,500,290
             10,000   Great Western Financial Trust II,
                            8.206%, 2/01/27 .............................    Baa1     BBB            11,330,630
             16,000   Household Finance Corp.,
                             8.00%, 7/15/10 .............................     A1      A              18,934,048
             10,000   KeyCorp Institution Capital B,
                             8.25%, 12/15/26 ............................     A3      BBB            11,500,670
                      Merrill Lynch & Co.,
              5,000          6.50%, 7/15/18 .............................    Aa3      A+              5,529,100
              5,000         6.875%, 11/15/18 ............................    Aa3      A+              5,697,460
             10,000   NationsBank Capital Trust IV,
                             8.25%, 4/15/27 .............................    Aa3      A-             11,549,460
              7,500   Verizon Global Funding Corp.,
                            7.375%, 9/01/12 .............................     A2      A+              8,771,610
                                                                                                  -------------
                                                                                                    110,103,216
                                                                                                  -------------
                      INDUSTRIAL - 26.9%
              5,000   Archer-Daniels-Midland Company,
                           8.125%, 6/01/12 .............................     A1       A+              6,182,230
              3,450   Fort James Corporation,
                             9.25%, 11/15/21 ............................    Ba2      BB+             4,209,000
              5,000   International Paper Co.,
                             3.80%, 4/01/08 .............................    Baa2     BBB             4,995,720

               DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)

                                                                                RATINGS
                                                                           -----------------
           PRINCIPAL                                                                STANDARD         MARKET
            AMOUNT                                                                     &             VALUE
             (000)                        DESCRIPTION                      MOODY'S   POOR'S         (NOTE 1)
             -----                        -----------                      -------   ------         --------
                      INDUSTRIAL (CONTINUED)
                      Occidental Petroleum Corporation,
            $ 3,768          7.65%, 2/15/06 .............................    Baa1     BBB+        $   4,005,550
              5,000          9.25%, 8/01/19 .............................    Baa1     BBB+            6,918,125
              5,000   Sun Company, Inc.,
                             9.00%, 11/01/24 ............................    Baa2     BBB             6,480,980
                      Tele-Communications, Inc.,
              5,275        10.125%, 4/15/22 .............................    Baa3     BBB             7,316,821
              3,200         9.875%, 6/15/22 .............................    Baa3     WR              4,364,883
              5,000   Time Warner Entertainment Company, L.P.,
                            8.875%, 10/01/12 ............................    Baa1     BBB+            6,157,805
              5,000   Time Warner Inc.,
                             9.15%, 2/01/23 .............................    Baa1     BBB+            6,459,920
             10,000   Trans-Canada Pipelines Limited,
                           9.875%, 1/01/21 .............................     A2       A-            14,226,360
             10,000   USX Corporation,
                            9.125%, 1/15/13 .............................    Baa1     BBB+           12,880,600
             12,500   Weyerhaeuser Co.,
                             6.75%, 3/15/12 .............................    Baa2     BBB            14,038,100
                                                                                                  -------------
                                                                                                     98,236,094
                                                                                                  -------------
                      RETAIL - 1.5%
              5,000   Wal-Mart Stores, Inc.,
                           6.875%, 8/10/09 .............................    Aa2       AA             5,676,465
                                                                                                  -------------
                      TELEPHONE - 15.5%
             10,000   Bell Canada Inc.,
                             9.50%, 10/15/10 ............................     A3      A              12,692,610
             10,000   British Telecom PLC,
                             7.875%, 12/15/05 ............................   Baa1     A-             10,595,220
             12,000   Deutsche Telekom International Finance,
                             8.50%, 6/15/10 .............................    Baa1     BBB+           14,399,724
              5,000   New York Telephone Co.,
                             8.625%, 11/15/10 ............................   Baa2     A+              5,970,040
             10,125   Sprint Corp.,
                             9.25%, 4/15/22 .............................    Baa3     BBB-           13,119,752
                                                                                                  -------------
                                                                                                     56,777,346
                                                                                                  -------------
                      UTILITIES - ELECTRIC - 31.3%
             10,000   CalEnergy Company, Inc.,
                             8.48%, 9/15/28 .............................    Baa3     BBB-           12,726,240
             17,438   ComEd Financing II,
                             8.50%, 1/15/27 .............................    Baa2     BBB            20,112,048
             10,000   Dominion Resources, Inc.,
                             8.125%, 6/15/10 .............................   Baa1     BBB+           11,862,870
              5,000   DTE Energy Co.,
                             6.45%, 6/01/06 .............................    Baa2     BBB             5,259,815
             10,000   Duke Energy Corporation,
                             7.375%, 3/01/10 .............................   Baa1     BBB            11,441,120
             10,000   Hydro-Quebec,
                             7.50%, 4/01/16 .............................     A1      A+             12,469,900
              5,000   KeySpan Corporation,
                             6.15%, 6/01/06 .............................     A3      A               5,249,890
              5,000   KeySpan Gas East Corporation,
                             7.875%, 2/01/10 .............................    A2      A+              5,890,485
             10,000   Progress Energy, Inc.,
                             7.10%, 3/01/11 .............................    Baa2     BBB-           11,305,420

               DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)

                                                                                RATINGS
                                                                           -----------------
           PRINCIPAL                                                                STANDARD         MARKET
            AMOUNT                                                                     &             VALUE
             (000)                        DESCRIPTION                      MOODY'S   POOR'S         (NOTE 1)
             -----                        -----------                      -------   ------         --------
                      UTILITIES - ELECTRIC (CONTINUED)
            $ 5,000   PSE&G Power LLC,
                             7.75%, 4/15/11 .............................    Baa1      BBB        $   5,829,110
              6,000   South Carolina Electric & Gas Co.,
                            6.125%, 3/01/09 .............................     A1       A-             6,567,618
              5,000   Wisconsin Energy Corp.,
                             6.50%, 4/01/11 .............................     A3      BBB+            5,544,275
                                                                                                  -------------
                      TOTAL CORPORATE BONDS                                                         114,258,791
                                                                                                  -------------
                      (cost $389,244,770) ...............................                           416,949,470
                                                                                                  -------------
                      ASSET-BACKED SECURITIES - 4.6%
              5,000   California Infrastructure SCE 1997-1 A7
                            6.420%, 12/26/09 ............................    Aaa       AAA            5,398,325
              5,000   Detroit Edison Securitization Funding LLC 2001-1 A6
                            6.620%, 3/01/16 .............................    Aaa       AAA            5,735,136
              5,000   PSE&G Transition Funding 2001-1 A5
                            6.450%, 3/15/13 .............................    Aaa       AAA            5,607,261
                                                                                                  -------------
                      TOTAL ASSET-BACKED (COST $17,012,500) .............                            16,740,722
                                                                                                  -------------
                      TOTAL LONG-TERM INVESTMENTS
                      (cost $457,818,546) ...............................                           486,981,076
                                                                                                  -------------
                      SHORT-TERM INVESTMENTS (A) - 1.9%
                      U.S. Treasury Bill,
              2,300         1.240%, 10/28/04 ............................    Aaa       AAA            2,297,861
              2,300         1.559%, 11/26/04 ............................    Aaa       AAA            2,294,419
              2,300         1.690%, 12/30/04 ............................    Aaa       AAA            2,290,277
                                                                                                  -------------
                      TOTAL SHORT-TERM INVESTMENTS
                      (cost $6,882,556) .................................                             6,882,557
                                                                                                  -------------
                      TOTAL INVESTMENTS-135.1%
                      (cost $464,701,102) ...............................                           493,863,633
                      LIABILITIES, LESS CASH AND OTHER ASSETS - (35.1%)                            (128,353,595)
                                                                                                  -------------
                      NET ASSETS - 100% .................................                         $ 365,510,038
                                                                                                  =============


      (a) AAA ratings on U.S. government and agency obligations are assumed because they are not rated.

            NOTES

            Security Valuation: The Fund values its fixed-income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments with similar characteristics in accordance with procedures established by the Board of Directors of the Fund (the "Board"). The relative liquidity of some securities in the Fund's portfolio may adversely affect the ability of the Fund to accurately value such securities. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board.

            Debt securities that mature in 60 days or less are valued at amortized cost unless this method does not represent fair value.

            The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of June 30, 2004 was as follows:

            TAX BASIS OF                                          NET UNREALIZED
             INVESTMENT       APPRECIATION      DEPRECIATION       APPRECIATION
             ----------       ------------      ------------       ------------
            $477,321,228      $ 21,725,923      $  5,183,518      $   16,542,405


            Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.SEC.gov)

         SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           Duff & Phelps Utility and Corporate Bond Trust


           By:       /s/Nathan I. Partain
                  ----------------------------------------------------
                  Nathan I. Partain
                  Principal Executive Officer of
                  Duff & Phelps Utility and Corporate Bond Trust, Inc.

           Date: November 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

           By:        /s/ Nathan I. Partain
                  ----------------------------------------------------
                  Nathan I. Partain
                  Principal Executive Officer of
                  Duff & Phelps Utility and Corporate Bond Trust, Inc.


           Date:           11/19/04
                  ----------------------------------------------------

           By:         /s/ Alan M. Meder
                  ----------------------------------------------------
                  Alan M. Meder,
                  Principal Financial and Accounting Officer of
                  Duff & Phelps Utility and Corporate Bond Trust, Inc.

           Date:           11/19/04
                  ----------------------------------------------------